Share capital - Additional Information (Details)							1 Months Ended			3 Months Ended							6 Months Ended		9 Months Ended
	Jul. 07, 2020 $ / shares shares	Jun. 25, 2020 CAD ($) $ / shares shares	Jun. 16, 2020 CAD ($) $ / shares shares	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 10, 2020 CAD ($) shares	Nov. 09, 2018 shares	Aug. 13, 2020 USD ($) shares	Aug. 13, 2020 CAD ($) $ / shares shares	Jul. 27, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Sep. 29, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Sep. 30, 2019 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Sep. 24, 2020 USD ($) shares	Sep. 24, 2020 CAD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CAD ($) shares	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of warrants exercised	75,315
Shares issued pursuant to exercise of warrants | $										$ 9,027,860		$ 150,000			$ 145,153	$ 4,657,266
Shares issued for stock option exercised | $										$ 88,643		7,500			35,008
Weighted average number of common shares outstanding										69,948,843				36,957,731					51,080,739	51,080,739	35,651,311	35,651,311
Stock-based compensation expense | $										$ 2,980,352				$ 1,597,779						$ 6,930,434		$ 4,148,806
Increase (decrease) in number of shares outstanding	28,517	25,000	187,500			4,250,000	1,274,000	1,274,000
Share issued price | $ / shares	$ 3.20	$ 0.30	$ 0.80					$ 2.56
Proceeds from issuing shares			$ 150,000				$ 4,427,429	$ 3,261,440
Share issue related cost | $										1,728,403		$ 2,890,382	$ 73,330	15,699	$ 10,425
Gross proceeds from exercise of options | $		$ 7,500
Number of common shares issued	28,517	25,000	187,500			4,250,000	1,274,000	1,274,000
Share Issued Price Per Share | $ / shares	$ 3.20	$ 0.30	$ 0.80					$ 2.56
Number Of Warrants Exercised	75,315
Consultant [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding																	28,978,936	28,978,936
Number of common shares issued																	28,978,936	28,978,936
Investors One [Member] | Share transaction
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding									135,171
Proceeds from issuing shares | $									$ 88,644
Number of common shares issued									135,171
Investors One [Member] | Minimum [Member] | Share transaction
Disclosure of classes of share capital [line items]
Share issued price | $ / shares									$ 0.30
Share Issued Price Per Share | $ / shares									0.30
Investors One [Member] | Maximum [Member] | Share transaction
Disclosure of classes of share capital [line items]
Share issued price | $ / shares									2.00
Share Issued Price Per Share | $ / shares									$ 2.00
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price | $																							$ 59,500,000	$ 30,000,000
Increase (decrease) in number of shares outstanding				10,000,000	10,000,000
Number of common shares issued				10,000,000	10,000,000
Investors [Member] | Share transaction
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding											111,250
Proceeds from issuing shares | $											$ 242,500
Number of common shares issued											111,250
Investors [Member] | Minimum [Member] | Share transaction
Disclosure of classes of share capital [line items]
Share issued price | $ / shares											$ 2.00
Share Issued Price Per Share | $ / shares											2.00
Investors [Member] | Maximum [Member] | Share transaction
Disclosure of classes of share capital [line items]
Share issued price | $ / shares											4.00
Share Issued Price Per Share | $ / shares											$ 4.00
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost				$ 1,350,000	$ 1,834,286													$ 2,857,829
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance																			30,000,000	30,000,000
Stock options exercisable period																			10 years	10 years
Weighted average share price, share options granted | (per share)																			$ 2.16	$ 1.83
Restricted Share Unit [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation expense																			$ 361,295	$ 6,364,974	$ 0	$ 4,148,806
Deferred Share Unit [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation expense										$ 2,414,892				$ 1,597,779					$ 204,165		$ 0
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued										77,789,748									77,789,748	77,789,748					37,049,374
Number of shares outstanding										77,789,748		63,182,739	37,056,874	36,952,820	36,959,810	36,804,997			77,789,748	77,789,748	36,952,820	36,952,820			37,049,374	32,332,343
Shares issued pursuant to exercise of warrants | $										$ 9,103,980		$ 150,000			$ 145,153	$ 4,657,266
Number of shares issued for stock option exercised										135,171		25,000			43,760
Shares issued for stock option exercised | $										$ 126,867		$ 13,004			$ 47,539
Share issued price | $ / shares				$ 2.00
Proceeds from issuing shares				$ 20,000,000	$ 27,174,615												$ 59,499,999	$ 79,824,390
Share issue related cost | $										$ 1,728,403		$ 2,890,382	$ 73,330	$ 15,699	$ 10,425
Share Issued Price Per Share | $ / shares				$ 2.00